Steward International Enhanced Index Fund (Prospectus Summary) | Steward International Enhanced Index Fund
STEWARD INTERNATIONAL ENHANCED INDEX FUND -- Individual Class and Institutional Class
Investment Objective:
To provide long term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Steward International Enhanced Index Fund (USD $)	Individual Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	12.00	12.00

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
Annual Fund Operating Expenses Steward International Enhanced Index Fund	Individual Class	Institutional Class
Management fees	0.30%	0.30%
Distribution (12b-1) fees	0.25%	none
Other expenses	0.51%	0.41%
Total annual Fund operating expenses	1.06%	0.71%

Example
This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

·  You invest $10,000 for the periods shown;
·  Your investment has a 5% return each year; and
·  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Steward International Enhanced Index Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Individual Class	108	338	586	1,296
Institutional Class	73	228	396	884

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 9%
of the average value of its portfolio.
Principal Investment Strategies
The Fund is not a passively managed index Fund. The Fund pursues its objective by seeking to enhance its performance over that of its primary benchmark index by 1)
changing the relative weighting in the Fund's portfolio of equity securities of developed market companies and of emerging market companies, and 2) utilizing computer-aided, quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund's socially responsible investment policies.
Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of companies included in the Fund's primary benchmark.* The Fund's primary benchmark index is a blend of widely-recognized broad-based indexes representing both developed and emerging non-U.S. markets, as designated by the Fund's Board of Directors ("Board") from time to time, and is the same index identified in the Average Annual Total Returns table, below. Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of non-U.S. companies.* The Fund's investments are allocated in an attempt to match the characteristics of a blend of the primary benchmark with varied weightings from time to time of a secondary broad-based index that includes only securities of issuers in emerging market countries. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy.

Generally, at least 80% of the Fund's total assets will be in investments in the form of depositary receipts ("DRs") representing securities of companies located or domiciled outside of the United States. These DRs will primarily be sponsored, but the Fund may, on occasion, invest in unsponsored DRs when appropriate sponsored DRs are not available. The Fund will invest in securities of issuers throughout the world, and, under normal conditions, substantially all its non-cash assets will be invested in securities of non-U.S. issuers. The Fund may invest up to 40% of its assets in securities of issuers in emerging market countries. If a material misweighting develops, the portfolio manager seeks to rebalance the portfolio in an effort to realign it with its benchmark and the relevant weighting at the time of the secondary emerging market index. Because the Fund uses its best efforts to avoid investments in companies that do not pass the values based screening criteria, it will divest itself of securities that are subsequently added to the list of prohibited securities.

* The 80% is measured as of the time of investment and is applied to the value of the Fund's net assets plus the amount of any borrowings for investment purposes.
For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

Socially Responsible Investing. The Fund uses its best efforts to avoid investing in companies that are materially involved with pornography, abortion, alcohol, gambling or tobacco, although it may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may include prohibited companies.
Principal Risks of Investing in the Fund
Investment in the Fund involves risk and your investment may lose money. The common stocks in which the Fund invests will rise and fall in response to factors affecting the particular company, its industry or general market or economic conditions. The
Fund's socially responsible investment policies may cause it to lose the advantage of certain investment opportunities. The Fund's investments in non-U.S. securities expose it to risks of political and financial instability, currency exchange rate fluctuations, possible greater price volatility and less liquidity, lack of uniform accounting standards, less government regulation, delays in transaction settlement and more limited information. These risks are greater in emerging market countries.
The Fund's investments in unsponsored DRs may involve additional expenses, legal uncertainties, less available information and delays in receipt of dividends and reports. The small- and mid-cap companies in which the Fund may invest may have limited track records, narrower markets, more limited managerial and financial resources and less diversified products, exposing the Fund to greater share price volatility. . If the Fund invests substantially in money market instruments for temporary defensive purposes, its potential returns could be reduced.
Performance
The following tables provide some indication of the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual return for 1 year and life of the Fund compares with that of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. Each table shows performance of Institutional
Class; returns for Individual Class will be different. Updated performance information is available on the Fund's website at www.stewardmutualfunds.com.
INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS
Steward International Enhanced Index Fund Year-by-year total return as of 12/31 each year (%) Institutional Class Shares	[1]

Best Quarter: Q2'09 26.12% Worst Quarter: Q4'08 -24.18% Year-To-Date Return: Q2'12 0.15%
The following table illustrates the impact of taxes on the Fund's returns
(Institutional Class is shown; returns for Individual Class will be different). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-deferred account such as an individual retirement account or 401(k) plan.
AVERAGE ANNUAL TOTAL RETURNS (CITI) For the periods ended December 31, 2011
Average Annual Total Returns Steward International Enhanced Index Fund	Label	1 Year	Average Annual Returns, 3 Years	Since Inception	Inception Date
Institutional Class	Return Before Taxes	(13.20%)	(3.54%)	(0.79%)	Feb. 28, 2006
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	(13.55%)	(4.08%)	(1.38%)	Feb. 28, 2006
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(8.08%)	(2.95%)	(0.71%)	Feb. 28, 2006
S&P ADR Index	S&P ADR Index (reflects no deduction for fees, expenses or taxes)	(10.58%)	(2.50%)	0.97%	Feb. 28, 2006

[1]	Inception date was February 28, 2006